Cover	May 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2025
Entity File Number	000-15057
Entity Registrant Name	PAMT CORP
Entity Central Index Key	0000798287
Entity Tax Identification Number	71-0633135
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	297 West Henri De Tonti
Entity Address, City or Town	Tontitown
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72770
City Area Code	(479)
Local Phone Number	361-9111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	PAMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false